Annual Total Returns[BarChart] - PIMCO Long-Term Credit Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.10%	17.87%	(4.41%)	17.68%	(3.82%)	11.73%	13.53%	(5.95%)	24.54%	13.26%